Condensed Financial Information of DHT Holdings, Inc.	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of DHT Holdings, Inc. [Abstract]
Condensed Financial Information of DHT Holdings, Inc.
Note 16 - Condensed Financial Information of DHT Holdings, Inc. (parent company only)

SEC Rule 12-04 Condensed Financial Information of Registrant requires DHT to disclose condensed financial statements of the parent company when the restricted net assets of consolidated subsidiaries exceeds 25% of consolidated net assets as of the end of the most recently completed fiscal year.  For purposes of the test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant's proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations), which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The restricted net assets of consolidated subsidiaries exceeded 25% of the consolidated net assets of the parent company as of December 31, 2018, 2017 and 2016.  The restricted assets mainly relate to assets restricted by covenants in our secured credit agreements entered into by the Company's vessel-owning subsidiaries.

F-49

FINANCIAL POSITION

(Dollars in thousands)

ASSETS	December 31,	December 31,
Current assets	2018	2017
Cash and cash equivalents	$17,783	$11,540
Accounts receivable and prepaid expenses	374	249
Deposit for vessel acquisition	-	114,759
Amounts due from related parties	36,216	7,992
Total current assets	$54,372	$134,540

Investments in subsidiaries	$468,941	$521,801
Loan to subsidiaries	563,349	481,012
Investment in associate company	201	201
Total non-current assets	$1,032,491	$1,003,014

Total assets	$1,086,864	$1,137,555

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable and accrued expenses	$3,733	$1,454
Current portion long-term debt	32,009	-
Total current liabilities	$35,742	$1,454

Non-current liabilities
Long-term debt	111,968	98,262
Total non-current liabilities	$111,968	$98,262

Total liabilities	$147,710	$99,716

Stockholders' equity
Stock	$1,427	$1,424
Treasury shares	(1,364)	-
Paid-in additional capital	1,097,099	1,096,793
Accumulated deficit	(158,009)	(60,379)
Total stockholders equity	$939,154	$1,037,838

Total liabilities and stockholders' equity	$1,086,864	$1,137,555

F-50

INCOME STATEMENT

(Dollars in thousands)	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2018	2017	2016

Revenues	$-	$-	$6,770
Impairment charge	(93,452)	(4,948)	(18,132)
Dividend income	9,909	25,415	16,900
General and administrative expense	(13,735)	(13,764)	(14,525)
Operating income/(loss)	$(97,279)	$6,703	$(8,987)

Interest income	$24,893	$21,798	$14,559
Interest expense	(10,341)	(9,229)	(11,494)
Other financial income/(expenses)	(3,416)	1,020	693
Profit/(loss) for the year	$(86,143)	$20,293	$(5,228)

Statement of Comprehensive Income

(Dollars in thousands)	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2018	2017	2016
Profit/(loss) for the year	$(86,143)	$20,293	$(5,228)
Other comprehensive income/(loss):
Items that will not be reclassified subsequently to profit or loss:	-	-	-
Items that may be reclassified subsequently to profit or loss:	-	-	-
Total comprehensive income/(loss) for the period	$(86,143)	$20,293	$(5,228)

Attributable to the owners	$(86,143)	$20,293	$(5,228)

In the condensed financial statement of parent company, the parent company's investments in subsidiaries were recorded at cost less any impairment.  An assessment for impairment was performed when there was an indication that the investment had been impaired or the impairment losses recognized in prior years no longer existed.

F-51

CASH FLOW

(Dollars in thousands)	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2018	2017	2016

Cash Flows from Operating Activities:
Profit/(loss) for the year	$(86,143)	$20,293	$(5,228)
Items included in net income not affecting cash flows:
Amortization	4,733	4,170	4,982
Impairment charge	93,452	4,948	18,132
Compensation related to options and restricted stock	663	4,948	7,365
(Gain)/loss purchase convertible bond	3,589	(1,035)	-
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	(125)	4,305	(4,148)
Accounts payable and accrued expenses	2,279	(291)	(148)
Amounts due to related parties	(72,365)	11,782	122,401
Net cash (used in)/provided by operating activities	$(53,917)	$49,119	$143,357

Cash flows from Investing Activities
Investments in subsidiaries	$-	$-	$(1,022)
Loan to subsidiaries	58,990	82,814	(63,985)
Investment in vessels under construction	(21,263)	(86,004)	(32,219)
Net cash provided by/(used in) investing activities	$37,727	$(3,191)	$(97,227)

Cash flows from Financing Activities
Cash dividends paid	(11,487)	(23,328)	(66,365)
Purchase of treasury shares	(5,026)	-	(2,031)
Issuance of convertible bonds	38,945	-	-
Purchase of convertible bonds	-	(17,104)	(25,334)
Net cash provided by/(used in) financing activities	$22,432	$(40,431)	$(93,731)

Net increase/(decrease) in cash and cash equivalents	$6,242	$5,497	$(47,602)
Cash and cash equivalents at beginning of period	11,540	6,043	53,645
Cash and cash equivalents at end of period	$17,783	$11,540	$6,043

The condensed financial information of DHT Holdings Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the cost method has been used to account for investments in its subsidiaries.

F-52

A reconciliation of the profit/(loss) and equity of the parent company only between cost method of accounting and equity method of accounting for investments in its subsidiaries are as follows:

Profit/(Loss) Reconciliation
(Dollars in thousands)	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2018	2017	2016

Profit/(loss) of the parent company only under cost method off accounting	$(86,143)	$20,293	$(5,228)
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	39,014	(13,664)	14,467
Profit/(loss) of the parent company only under equity method of accounting	$(47,128)	$6,628	$9,239

Equity Reconciliation
(Dollars in thousands)	December 31,	December 31,
	2018	2017
Equity of the parent company only under cost method of accounting	$939,154	$1,037,838
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	22,762	(16,253)
Equity of the parent company only under equity method of accounting	$961,915	$1,021,586

Dividends from subsidiaries are recognized when they are authorized. During the year ended December 31, 2018, the parent company recorded dividend income from its subsidiaries of $ 9,500 thousand. During the year ended December 31, 2017, the parent company recorded dividend income from its subsidiaries of $25,000 thousand. During the year ended December 31, 2016, the parent company recorded dividend income from its subsidiaries of $16,900 thousand.

During the year ended December 31, 2018, the parent company was a guarantor for all of its credit facilities. Please refer to Notes 8 and 9 for a listing and summary of the credit facilities.